Interest expense and other finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interest Expense And Other Finance Costs [Abstract]
Interest expense on BCP loan	$ 2,370	$ 2,084
Interest expense on other liabilities	4	920
Amortization of loan transaction costs	46	329
Interest cost on decommissioning liability	843	343
Interest expense and other finance costs	$ 3,263	$ 3,676